Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations
Schedule of components of purchase price under business acquisition

(in thousands)	Acquisition Date
Assets:
Cash and cash equivalents	$1,007
Trade receivables	948
Other assets	96
Property, plant and equipment	27
Intangible assets:
Technology	2,245
Customer relationships	7,208
Trademarks	47
Non-compete agreements	71
Total intangible assets	9,571
Goodwill	17,057
Total assets acquired	$28,706

Liabilities:
Trade payables	$145
Other current liabilities	345
Deferred tax liability	2,886
Total liabilities assumed	3,376
Total purchase consideration	$25,330
Cash acquired	(1,007)
Net cash purchase price	24,323

Ad Juster, Inc
Business Combinations
Schedule of components of purchase price under business acquisition

(in thousands)
Assets
Cash and cash equivalents	$2,484
Trade receivables	788
Prepaid expenses and other current assets	163
Property, plant and equipment	151
Intangible assets
Technology	4,750
Trademarks	490
Customer Relationships	1,470
Total Intangible Assets	6,710
Goodwill	28,940
Total assets acquired	$39,236
Liabilities
Deferred tax liabilities	$957
Trade payables	358
Accrued expenses	478
Other current liabilities	131
Total liabilities assumed	1,924
Total purchase consideration	$37,312

Zentrick NV
Business Combinations
Schedule of components of purchase price under business acquisition

(in thousands)
Cash	$23,417
Fair value of contingent consideration — technical milestones	2,319
Fair value of contingent consideration — revenue targets	2,370
Fair value of deferred payment	100
Total	$28,206

(in thousands)
Assets
Cash and cash equivalents	$724
Trade receivables	454
Other assets	164
Intangible assets
Technology	4,700
Customer Relationships	150
Total Intangible Assets	4,850
Goodwill	24,241
Total assets acquired	$30,433
Liabilities
Deferred tax liabilities	$1,431
Trade payables	117
Other current liabilities	679
Total liabilities assumed	2,227
Total purchase consideration	$28,206

Leiki Oy
Business Combinations
Schedule of components of purchase price under business acquisition

(in thousands)
Cash	$13,865
Fair value of deferred payments	3,932
Total	$17,797

(in thousands)
Assets
Cash and cash equivalents	$2,240
Trade receivables	595
Property, plant and equipment	6
Intangible assets
Technology	3,000
Customer Relationships	100
Total Intangible Assets	3,100
Goodwill	13,909
Total assets acquired	$19,850
Liabilities
Deferred tax liabilities	$912
Trade payables	607
Accrued expenses	534
Total liabilities assumed	2,053
Total purchase consideration	$17,797